Guarantee Of Registered Securities (Condensed Consolidating Statements Of Income) (Details) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Guarantor Obligations [Line Items]
OPERATING REVENUES	$ 1,129,900,000	$ 1,040,300,000
Contract drilling (exclusive of depreciation)	552,600,000	479,800,000
Depreciation	139,200,000	127,900,000
General and administrative	38,100,000	37,800,000
OPERATING (LOSS) INCOME	400,000,000	394,800,000
OTHER INCOME (EXPENSE), NET	(29,100,000)	(29,800,000)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	370,900,000	365,000,000
INCOME TAX PROVISION	52,900,000	50,800,000
Income (loss) from discontinued operations	(21,300,000)	5,700,000
EQUITY EARNINGS IN AFFILIATES, NET OF TAX	0	0
NET INCOME	296,700,000	319,900,000
NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(4,200,000)	(2,800,000)
NET INCOME ATTRIBUTABLE TO ENSCO	292,500,000	317,100,000
Ensco Plc [Member]
Guarantor Obligations [Line Items]
OPERATING REVENUES	7,700,000	5,500,000
Contract drilling (exclusive of depreciation)	7,300,000	12,400,000
Depreciation	100,000	100,000
General and administrative	16,300,000	16,900,000
OPERATING (LOSS) INCOME	(16,000,000)	(23,900,000)
OTHER INCOME (EXPENSE), NET	(16,600,000)	(14,600,000)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(32,600,000)	(38,500,000)
INCOME TAX PROVISION	0	0
Income (loss) from discontinued operations	0	0
EQUITY EARNINGS IN AFFILIATES, NET OF TAX	325,100,000	355,600,000
NET INCOME	292,500,000	317,100,000
NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	0	0
NET INCOME ATTRIBUTABLE TO ENSCO	292,500,000	317,100,000
ENSCO International Inc. [Member]
Guarantor Obligations [Line Items]
OPERATING REVENUES	38,900,000	38,100,000
Contract drilling (exclusive of depreciation)	38,900,000	38,100,000
Depreciation	1,500,000	800,000
General and administrative	100,000	200,000
OPERATING (LOSS) INCOME	(1,600,000)	(1,000,000)
OTHER INCOME (EXPENSE), NET	(4,000,000)	(7,400,000)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(5,600,000)	(8,400,000)
INCOME TAX PROVISION	30,800,000	29,500,000
Income (loss) from discontinued operations	0	0
EQUITY EARNINGS IN AFFILIATES, NET OF TAX	94,000,000	111,700,000
NET INCOME	57,600,000	73,800,000
NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	0	0
NET INCOME ATTRIBUTABLE TO ENSCO	57,600,000	73,800,000
Pride International, Inc. [Member]
Guarantor Obligations [Line Items]
OPERATING REVENUES	0	0
Contract drilling (exclusive of depreciation)	0	0
Depreciation	0	0
General and administrative	0	0
OPERATING (LOSS) INCOME	0	0
OTHER INCOME (EXPENSE), NET	(12,200,000)	(14,600,000)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(12,200,000)	(14,600,000)
INCOME TAX PROVISION	0	0
Income (loss) from discontinued operations	0	0
EQUITY EARNINGS IN AFFILIATES, NET OF TAX	(15,300,000)	52,400,000
NET INCOME	(27,500,000)	37,800,000
NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	0	0
NET INCOME ATTRIBUTABLE TO ENSCO	(27,500,000)	37,800,000
Other Non-Guarantor Subsidiaries Of Ensco [Member]
Guarantor Obligations [Line Items]
OPERATING REVENUES	1,162,800,000	1,074,100,000
Contract drilling (exclusive of depreciation)	585,900,000	506,700,000
Depreciation	137,600,000	127,000,000
General and administrative	21,700,000	20,700,000
OPERATING (LOSS) INCOME	417,600,000	419,700,000
OTHER INCOME (EXPENSE), NET	3,700,000	6,800,000
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	421,300,000	426,500,000
INCOME TAX PROVISION	22,100,000	21,300,000
Income (loss) from discontinued operations	(21,300,000)	5,700,000
EQUITY EARNINGS IN AFFILIATES, NET OF TAX	0	0
NET INCOME	377,900,000	410,900,000
NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(4,200,000)	(2,800,000)
NET INCOME ATTRIBUTABLE TO ENSCO	373,700,000	408,100,000
Consolidating Adjustments [Member]
Guarantor Obligations [Line Items]
OPERATING REVENUES	(79,500,000)	(77,400,000)
Contract drilling (exclusive of depreciation)	(79,500,000)	(77,400,000)
Depreciation	0	0
General and administrative	0	0
OPERATING (LOSS) INCOME	0	0
OTHER INCOME (EXPENSE), NET	0	0
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	0	0
INCOME TAX PROVISION	0	0
Income (loss) from discontinued operations	0	0
EQUITY EARNINGS IN AFFILIATES, NET OF TAX	(403,800,000)	(519,700,000)
NET INCOME	(403,800,000)	(519,700,000)
NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	0	0
NET INCOME ATTRIBUTABLE TO ENSCO	$ (403,800,000)	$ (519,700,000)